Share-based Payment Expense (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line items]
Summary of Share-based Payment Expense

	2020 $m	2019 $m	2018 $m
Performance Share Plans and Restricted Share Plan expense	93	79	73
Share option expense	3	4	4
Total share-based payment expense (i)	96	83	77

(i)	The total share-based payment expense in 2019 and 2018, including discontinued operations, amounted to $86 million and $79 million respectively.

Summary of Assumptions of Fair Value Options
Details of awards granted under the 2014 Performance Share Plan

			Number of shares
	Share price at date of award	Period to earliest release date	Initial award (i)	Net outstanding at 31 December 2020
Granted in 2020	€ 31.50	3 years	3,428,021	3,357,421
Granted in 2019	€ 29.44	3 years	3,688,027	3,470,729
Granted in 2018	€ 28.32	3 years	3,863,433	3,508,468

(i)
Numbers represent the initial awards including those granted to employees of Europe Distribution in 2019 and 2018. The Remuneration Committee has determined that dividend equivalents will accrue on awards under the 2014 Performance Share Plan. Subject to satisfaction of the applicable performance criteria, such dividend equivalents will be released to participants in the form of additional shares on vesting.

Summary of Movement and Options Outstanding Under Share Option Schemes
Details of movement and options outstanding under Share Option Schemes (excluding Savings-related Share Option Schemes)

	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
		2020		2019		2018
Outstanding at beginning of year	€ 16.19	278,349	€ 16.48	800,770	€ 17.96	1,441,779
Exercised (i)	€ 16.19	(77,748)	€ 16.65	(520,115)	€ 19.82	(634,994)
Lapsed	€ 16.19	(3,348)	€ 16.19	(2,306)	€ 17.36	(6,015)
Outstanding at end of year (ii)	€ 16.19	197,253	€ 16.19	278,349	€ 16.48	800,770
Exercisable at end of year	€ 16.19	197,253	€ 16.19	278,349	€ 16.48	800,770

(i)	The weighted average share price at the date of exercise of these options was € 31.70 (2019: € 29.10; 2018: € 27.90).

(ii)	All options granted have a life of ten years.

Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding

	2020	2019	2018
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	2.30	3.30	2.57

euro-denominated options outstanding at end of year (number)	197,253	278,349	796,850
Exercise price/range of exercise prices ( € )	16.19	16.19	16.19-17.30

Pound Sterling-denominated options outstanding at end of year (number)	-	-	3,920
Exercise price (Stg£)	-	-	15.30

Summary of Weighted Fair Values Assigned to Options Issued Under the Savings-Related Share Option Schemes
The weighted fair values assigned to options issued under the Savings-related Share Option Schemes, which were computed in accordance with the trinomial valuation methodology, were as follows:

	3-year	5-year
Granted in 2019 (April)	€ 7.55	€7.98
Granted in 2019 (May)	€ 6.67	€7.19
Granted in 2018	€ 5.38	€5.88

2014 Performance Share Plan [member]
Statement [line items]
Summary of Assumptions of Fair Value Options	The fair value of these awards was calculated using a TSR pricing model taking account of peer group TSR, volatilities and correlations together with the following assumptions:

	2020	2019	2018
Risk-free interest rate (%)	(0.61)	(0.37)	(0.43)
Expected volatility (%)	22.1	23.2	27.4

2010 Savings Related Share Option Schemes [member]
Statement [line items]
Summary of Assumptions of Fair Value Options

The fair value of these options were determined using the following assumptions:

	2019				2018
	3-year		5-year		3-year	5-year
	April	May	April	May	April	April

Weighted average exercise price ( € )	23.30	24.24	23.30	24.24	23.39	23.39
Risk free interest rate (%)	(0.56)	(0.58)	(0.40)	(0.41)	(0.44)	(0.06)
Expected dividend payments over the expected life ( € )	2.34	2.34	4.06	4.06	2.21	3.83
Expected volatility (%)	19.6	20.0	21.1	21.3	20.0	20.5
Expected life in years	3	3	5	5	3	5

Summary of Movement and Options Outstanding Under Share Option Schemes
Details of options granted under the Savings-related Share Option Schemes

	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
		2020		2019		2018
Outstanding at beginning of year	€ 23.67/Stg£20.17	1,508,862	€ 22.15/Stg£18.74	1,686,176	€ 21.50/Stg£18.05	1,556,299
Exercised (i)	€ 23.21/Stg£22.37	(178,773)	€ 19.09/Stg£16.20	(627,034)	€ 19.00/Stg£15.26	(161,950)
Lapsed	€ 23.25/Stg£21.54	(156,582)	€ 23.49/Stg£20.85	(207,070)	€ 24.62/Stg£20.75	(209,264)
Granted (ii)	€ 0.00/Stg£0.00	-	€ 24.24/Stg£20.11	656,790	€ 23.39/Stg£20.83	501,091
Outstanding at end of year	€ 23.83/Stg£19.69	1,173,507	€ 23.67/Stg£20.17	1,508,862	€ 22.15/Stg£18.74	1,686,176
Exercisable at end of year	€ 24.66/Stg£24.51	16,528	€ 18.88/Stg£15.89	13,065	€ 18.75/Stg£15.54	14,059

(i)	The weighted average share price at the date of exercise of these options was € 31.70 (2019: € 28.52; 2018: € 29.54).

(ii)
No options over CRH plc’s Ordinary Shares were granted to employees in 2020 (2019: 556,493 share options in April 2019 and 100,297 share options in May 2019; 2018: 501,091 share options in April 2018). In 2019, this figure comprises options over 518,944 (2018: 379,253) shares and 137,846 (2018: 121,838) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.

Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding

	2020	2019	2018
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	1.14	1.87	1.50

euro-denominated options outstanding at end of year (number)	214,826	290,627	304,713
Range of exercise prices ( € )	20.83-27.86	17.67-27.86	14.15-27.86

Pound Sterling-denominated options outstanding at end of year (number)	958,681	1,218,235	1,381,463
Range of exercise prices (Stg£)	16.16-24.51	14.94-24.51	14.94-24.51